FILE NOS. 333-04079
                                                                        811-4630

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                        Pre-Effective Amendment No. ____                   / /

                         Post-Effective Amendment No. 2                    /X/

                        (Check appropriate box or boxes)

                          FREEDOM INVESTMENT TRUST II
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7603
--------------------------------------------------------------------------------
           (Address of Principal Executive Office including Zip Code)

                                 (617) 375-1700
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                With a copy to:
                                ---------------

               Susan S. Newton                    Jeffrey N. Carp, Esq.
               101 Huntington Avenue              Hale and Dorr
               Boston, MA 02199                   60 State Street
                                                  Boston, MA 02109
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                       JOHN HANCOCK GOLD & GOVERNMENT FUND

                    STATEMENT OF INCORPORATION BY REFERENCE

The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 333-04079 and 811-4630, dated May 20, 1996, are incorporated by reference in their entirety herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 2 ("PEA No. 2") to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has caused this PEA No. 2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 20th day of November, 1996.

                                        FREEDOM INVESTMENT TRUST II

                                        By:           *
                                        ------------------------
                                        Edward J. Boudreau, Jr.
                                        Chairman and Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               Signature                     Title                         Date
               ---------                     -----                         ----
Edward J. Boudreau, Jr.*                Chairman and Chief
-----------------------------           Executive Officer
Edward J. Boudreau, Jr.                 (Principal Executive
                                        Officer)

/s/ James B. Little                     Senior Vice President         November 20, 1996
-----------------------------           and Chief Financial
James B. Little                         Officer (Principal
                                        Financial and Accounting
                                        Officer)

Douglas Costle*                         Trustee
-----------------------------
Douglas Costle


Leland O. Erdahl*                       Trustee
-----------------------------
Leland O. Erdahl


Richard A. Farrell*                     Trustee
-----------------------------
Richard A. Farrell


Dennis S. Aronowitz*                    Trustee
-----------------------------
Dennis S. Aronowitz


Richard P. Chapman, Jr.*                Trustee
-----------------------------
Richard P. Chapman, Jr.


William J. Cosgrove*                    Trustee
-----------------------------
William J. Cosgrove


Gail D. Fosler*                         Trustee
-----------------------------
Gail D. Fosler


               Signature                     Title                         Date
               ---------                     -----                         ----


Anne C. Hodsdon*                        Trustee
-----------------------------
Anne C. Hodsdon


Richard S. Scipion*                     Trustee
-----------------------------
Richard S. Scipione


Edward J. Spellman*                     Trustee
-----------------------------
Edward J. Spellman


William F. Glavin*                      Trustee
-----------------------------
William F. Glavin


Dr. John A. Moore*                      Trustee
-----------------------------
Dr. John A. Moore


Patti McGill Peterson*                  Trustee
-----------------------------
Patti McGill Peterson


John W. Pratt*                          Trustee
-----------------------------
John W. Pratt


*By: /s/ Susan S. Newton                                              November 20, 1996
     ------------------------
     Susan S. Newton
     Attorney-in-fact

                                 EXHIBIT INDEX

Exhibit 12

     Opinion and consent of counsel supporting the tax matters and consequences to shareholders.